Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2019	2018
Senior Notes [note 1 7 [c]]
$750 million Senior Notes due 2024 at 3.625%	$747	$746
$650 million Senior Notes due 2025 at 4.150%	645	644
€550 million Senior Notes due 2023 at 1.900%	615	627
€600 million Senior Notes due 2027 at 1.500%	670	683
Cdn$425 million Senior Notes due 2022 at 3.100%	327	311
Bank term debt at a weighted average interest rate of approximately 4.97% [2018 – 4.89%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	105	153
Government loans at a weighted average interest rate of approximately 1.63% [2018 – 2.18%], denominated primarily in euro, Canadian dollar and Brazilian real	48	109
Other	11	12

	3,168	3,285
Less due within one year	106	201

	$3,062	$3,084

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2020	$106
2021	33
2022	338
2023	619
2024	751
Thereafter	1,321

$3,168

Interest Expense, Net
[e]	Interest expense, net includes:

	2019	2018
Interest expense
Current	$17	$24
Long-term	87	89

	104	113
Interest income	(22)	(20)

Interest expense, net	$82	$93